Profit for the Period - Schedule of Profit for the Period (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Profit for the Period [Abstract]
Depreciation of property, plant and equipment	$ 34,145	$ 25,699
Amortization of intangible assets	13,247	8,353
Amortization of ROU assets	$ 412,272	$ 407,886